Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Virginia Premium Income Municipal Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07490

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class of securities of Nuveen Virginia Premium Income Municipal Fund (the “Fund”) to be redeemed:

MuniFund Term Preferred Shares, 2.65% Series 2015, Liquidation Preference $10.00 per share, (CUSIP #67064R 409), MuniFund Term Preferred Shares, 2.25% Series 2014, Liquidation Preference $10.00 per share, (CUSIP #67064R 508), MuniFund Term Preferred Shares, 2.80% Series 2014, Liquidation Preference $10.00 per share, (CUSIP #67064R 607), and MuniFund Term Preferred Shares, 2.80% Series 2014 # 1, Liquidation Preference $10.00 per share, (CUSIP #67064R 706) (the “MuniFund Term Preferred Shares”).

(2)	Date on which the securities are expected to be called or redeemed:

Series	Date
2.65% Series 2015	September 9, 2013
2.25% Series 2014	September 9, 2013
2.80% Series 2014	September 9, 2013
2.80% Series 2014 # 1	September 9, 2013

The redemption of these securities is subject to the consummation of the sale of certain newly issued series of preferred securities of the Fund, which may not occur. These redemptions may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MuniFund Term Preferred Shares are to be redeemed pursuant to Section 2.5(c)(i) of the Statement Establishing and Fixing the Rights and Preferences of MuniFund Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding MuniFund Term Preferred Shares, as set forth below:

Series	Number of Shares
2.65% Series 2015	3,220,500
2.25% Series 2014	2,920,300
2.80% Series 2014	2,280,000
2.80% Series 2014 # 1	4,320,000

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 7th day of August, 2013.

NUVEEN VIRGINIA PREMIUM INCOME MUNICIPAL FUND
By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Assistant Vice President and Assistant Secretary